PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial information of the group's VIEs
Total assets	$ 28,752		¥ 185,830		¥ 200,169
Total liabilities	13,405		97,097		93,324
Cash and cash equivalents	2,862		21,530	¥ 18,200	19,923
Short-term investment	3,312		36,753		23,058
Accounts receivables	1,100		5,668		7,661
Prepayments and other current assets	1,826		9,557		12,710
Accounts payable	1,766		11,714		12,294
Other payables and accruals	1,083		5,854		7,541
Advance from customers	1,677		9,472		11,675
Cost of revenues	1,059	¥ 7,372	6,324	4,678
Net income	1,004	6,998	1,096	2,174
Net cash provided by operating activities	$ 1,055	7,333	7,115	7,069
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs					2,100
Total assets			26,574		33,394
Less: Inter-company receivables			(5,228)		(8,235)
Total assets excluding inter-company			21,346		25,159
Total liabilities			23,405		29,594
Less: Inter-company payables			(14,117)		(18,689)
Total liabilities excluding inter-company			9,288		10,905
Cash and cash equivalents			7,200		6,900
Short-term investment			4,300		4,000
Accounts receivables			2,900		4,300
Prepayments and other current assets			3,600		5,100
Investments (non-current)			2,300		3,700
Accounts payable			3,400		3,700
Other payables and accruals			1,700		1,700
Advance from customers			2,300		3,200
Short-term debt			1,200		¥ 365
Net revenues		9,572	8,357	8,237
Cost of revenues		3,627	2,983	2,490
Net income		¥ 89	170	863
Revenues as a percent of total	27.00%	27.00%
Net income before the deduction of inter-company consulting fee charges		¥ 1,700	¥ 1,500	¥ 2,700
Service fees charged from affiliates as percentage of their total net income	94.60%	94.60%	88.50%	68.30%
Net cash provided by operating activities		¥ (517)	¥ 591	¥ 1,232